Expense Example	Dec. 23, 2025 USD ($)
Unlimited HFEQ Equity Long/Short ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	306
Unlimited HFGM Global Macro ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Unlimited HFEV Event Driven ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Unlimited HFFI Fixed Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Unlimited HFEM Emerging Markets ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Unlimited HFMF Managed Futures ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Unlimited Ultra HFND Multi-Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Unlimited Low-Beta HFND Multi-Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Unlimited HFND Multi-Strategy Return Tracker ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	$ 1,386